LEASE LIABILITY	12 Months Ended
Mar. 31, 2022
Lease liabilities [abstract]
LEASE LIABILITY [Text Block]

10. LEASE LIABILITY

During the year ended March 31, 2021, the Company entered into an agreement for its future corporate headquarters and current manufacturing facility. The initial term of the lease is for three years commencing on February 1, 2021 and terminating on January 31, 2024, subject to a right of extension as described herein. The initial term of the lease is paid in monthly instalments of $16,050 plus HST for the base rent. Pursuant to the terms of the lease, at the end of the initial term the Company has the right to extend the lease for a further three-year period to be paid in monthly instalments of $17,120 plus HST.

The lease liability relates to the above noted agreement which expires on January 31, 2024. The lease liability for the years ended March 31, 2022 and March 31, 2021 is as follows:

	March 31,	March 31,
	2022	2021
	$	$

Lease liability	281,872	404,325
Less: current portion	(149,317)	(122,452)
Long-term portion	132,555	281,873

Interest expense recognised on the lease liability for the year ended March 31, 2022 was $70,148 (2021: $6,352) which is included under other expenses on the statement of loss and comprehensive loss.